Shareholder Report, Average Annual Return (Details)		12 Months Ended	19 Months Ended
	Dec. 28, 2022	Jul. 31, 2024	Jul. 31, 2024
C000240224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hunter Small Cap Value Fund
Without Sales Load [Member] | C000240224
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%	17.51%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		15.68%	18.04%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		22.15%	28.85%